Intangible Assets, Net (Tables)	12 Months Ended
Feb. 28, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As at
	February 28, 2018	February 28, 2019
	RMB	RMB	USD
Trade name	—	37,400	5,589
Student base and customer relationship	—	7,940	1,187
School cooperation agreements	—	1,000	149
Non-compete agreements	—	670	100
Purchased software	—	322	48
Total	—	47,332	7,073
Less: accumulated amortization	—	3,435	513
Intangible assets, net	—	43,897	6,560